Property, Plant and Equipment (Details) - Schedule of Composition of Assets and Accumulated Depreciation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost:
Balance	$ 3,214	$ 3,287
Additions	747	240
Disposals	(1,083)	(414)
Translation differences	(388)	101
Balance	2,490	3,214
Accumulated depreciation:
Balance	1,631	1,431
Additions	239	250
Disposals	(379)	(103)
Translation differences	(194)	53
Balance	1,297	1,631
Depreciated balance	1,193	1,583
Plant [Member]
Cost:
Balance	1,678	1,850
Additions	708	193
Disposals	(1,083)	(414)
Translation differences	(206)	49
Balance	1,097	1,678
Accumulated depreciation:
Balance	367	288
Additions	153	171
Disposals	(379)	(103)
Translation differences	(42)	11
Balance	99	367
Depreciated balance	998	1,311
Computers and equipment [Member]
Cost:
Balance	681	626
Additions	35	32
Disposals
Translation differences	(81)	23
Balance	635	681
Accumulated depreciation:
Balance	641	602
Additions	25	19
Disposals
Translation differences	(76)	20
Balance	590	641
Depreciated balance	45	40
Leasehold improvement [Member]
Cost:
Balance	519	501
Additions
Disposals
Translation differences	(61)	18
Balance	458	519
Accumulated depreciation:
Balance	417	376
Additions	27	26
Disposals
Translation differences	(50)	15
Balance	394	417
Depreciated balance	64	102
Office Furniture and equipment [Member]
Cost:
Balance	164	158
Additions	4	1
Disposals
Translation differences	(20)	5
Balance	148	164
Accumulated depreciation:
Balance	95	82
Additions	10	10
Disposals
Translation differences	(11)	3
Balance	94	95
Depreciated balance	54	69
Vehicles [Member]
Cost:
Balance	172	152
Additions		14
Disposals
Translation differences	(20)	6
Balance	152	172
Accumulated depreciation:
Balance	111	83
Additions	24	24
Disposals
Translation differences	(15)	4
Balance	120	111
Depreciated balance	$ 32	$ 61